Supplemental information on oil and gas producing activities - Future net cash flows (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 187,210,379	$ 279,722,107	$ 275,046,421
Future costs
Production	[1]	(85,989,384)	(93,589,960)	(90,176,326)
Development		(28,752,131)	(32,734,702)	(21,945,453)
Income taxes		(13,470,352)	(37,077,231)	(41,102,015)
Future net cash flow		58,998,512	116,320,214	121,822,627
10% discount factor		(18,568,308)	(36,934,889)	(35,518,187)
Standardized measure of discounted net cash flows		$ 40,430,204	$ 79,385,325	$ 86,304,440

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of $12,545,574; $10,665,315 and $10,164,941 as of December 31, 2020, 2019, and 2018, respectively.